INVESTMENT IN EQUITY INSTRUMENTS (Tables)	3 Months Ended
Feb. 28, 2022
Investment In Equity Instruments
Schedule of reconciliation of the investment in Waterproof

	February 28, 2022	November 30, 2021
	$	$
Balance, beginning of period	-	2,966,110
Change in fair value	-	1,139,133
Disposal of investment	-	(4,105,243)
Balance, end of period	-	-